Loans Held for Sale and Loan Servicing	12 Months Ended
Dec. 31, 2012
Transfers and Servicing [Abstract]
Transfers and Servicing of Financial Assets [Text Block]
Loans Held for Sale and Loan Servicing

At December 31, 2012 and 2011, Loans held for sale consisted of conventional residential mortgages originated for subsequent sale. At December 31, 2012 and 2011, the estimated fair value of these loans was in excess of their carrying value, and therefore no valuation reserve was necessary for loans held for sale.

Commercial and mortgage loans serviced for others are not included in the accompanying balance sheets. The unpaid principal balance of commercial and mortgage loans serviced for others was $260.5 million and $208.1 million at December 31, 2012 and 2011, respectively. Loans sold during 2012 consisted of $576 thousand in qualifying small business loans and $125.7 million in residential loans, resulting in total loans sold of $126.3 million. The net gains realized in 2012 on the sale of those loans amounted to $64 thousand and $3.6 million, respectively. Loans sold in 2011 totaled $80.4 million and consisted of $293 thousand in qualifying small business loans and $80.1 million in residential loans, resulting in net gains of $21 thousand and $1.5 million, respectively. There were no obligations to repurchase loans for any amount at December 31, 2012, but there were contractual risk sharing commitments on certain sold loans totaling $339 thousand as of such date.

The Company generally retains the servicing rights on loans sold. At December 31, 2012 and 2011, the unamortized balance of servicing rights on loans sold with servicing retained was $1.1 million and $818 thousand, respectively, included in Other assets. The estimated fair value of these servicing rights was in excess of their carrying value at both December 31, 2012 and 2011, and therefore no impairment reserve was necessary. Loan servicing rights of $740 thousand and $481 thousand were capitalized in 2012 and 2011, respectively. Amortization of servicing rights was $475 thousand and $312 thousand for 2012 and 2011, respectively. The capitalization and amortization of mortgage servicing rights is included in Other income.